Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [line items]
Schedule of details of provisions in the consolidated balance sheet

	Million of euros
	2018	2017	2016

Provision for pensions and other obligations post-employments	5,558	6,345	6,576
Other long term employee benefits	1,239	1,686	1,712
Provisions for taxes and other legal contingencies	3,174	3,181	2,994
Provisions for contingent liabilities and commitments (Note 2)	779	617	459
Other provisions	2,475	2,660	2,718
Provisions	13,225	14,489	14,459

Schedule of changes in provision in the last three years
	Million of euros
	2018					2017					2016

		Provisions	Provisions				Provisions	Provisions				Provisions	Provisions
	Provisions	for other	for			Provisions	for other	for			Provisions	for other	for
	for post-	long term	contingent			for post-	long term	commitments			for post-	long term	commitments
	employment	employee	liabilities and	Other		employment	employee	and guarantees	Other		employment	employee	and guarantees	Other
	plans	benefits	commitments (*)	provisions	Total	plans	benefits	given	provisions	Total	plans	benefits	given	provisions	Total

Balances at beginning of year	6,345	1,686	814	5,841	14,686	6,576	1,712	459	5,712	14,459	6,356	1,916	618	5,604	14,494
Incorporation of Group companies, net	—	—	—	(30)	(30)	59	184	146	1,365	1,754	11	8	(4)	13	28
Additions charged to income:	38	251	(49)	2,253	2,493	237	293	(49)	2,863	3,344	227	368	(40)	2,235	2,790
Interest expense(Note 39)	165	21	—	—	186	175	23	—	—	198	170	31	—	—	201
Personnel expenses (Note 47)	78	6	—	—	84	82	6	—	—	88	73	8	—	—	81
Provisions or reversion of provisions	(205)	224	(49)	2,253	2,223	(20)	264	(49)	2,863	3,058	(16)	329	(40)	2,235	2,508
Addition	7	227	455	4,612	5,301	2	264	606	3,855	4,727	24	377	226	3,024	3,651
Release	(212)	(3)	(504)	(2,359)	(3,078)	(22)	—	(655)	(992)	(1,669)	(40)	(48)	(266)	(789)	(1,143)
Other additions arising from insurance contracts linked to pensions	(7)	—	—	—	(7)	(7)	—	—	—	(7)	(3)	—	—	—	(3)

Changes in value recognised in equity	(482)	—	—	—	(482)	369	—	—	—	369	1,275	—	—	—	1,275

Payments to pensioners and pre-retirees with a charge to internal provisions	(332)	(625)	—	—	(957)	(355)	(498)	—	—	(853)	(367)	(603)	—	—	(970)
Benefits paid due to settlements	—	—	—	—	—	(260)	—	—	—	(260)	(20)	—	—	—	(20)
Insurance premiums paid	(2)	—	—	—	(2)	—	—	—	—	—	(1)	—	—	—	(1)
Payments to external funds	(368)	—	—	—	(368)	(273)	—	—	—	(273)	(852)	—	—	—	(852)
Amounts used	—	—	(3)	(2,548)	(2,551)	—	—	(3)	(2,997)	(3,000)	—	—	(2)	(2,149)	(2,151)

Transfer, exchange differences and other changes	366	(73)	17	133	443	(1)	(5)	64	(1,102)	(1,044)	(50)	23	(113)	9	(131)

Balances at end of year	5,558	1,239	779	5,649	13,225	6,345	1,686	617	5,841	14,489	6,576	1,712	459	5,712	14,459

(*)   See reconciliation of IAS39 as of December 31, 2017 to IFRS9 as of January 1, 2018 (Note 1.b).

Schedule of provision for pensions and similar obligations

	Million of euros
	2018	2017	2016

Provisions for post-employment plans - Spanish entities	3,930	4,274	4,701
Provisions for other similar obligations - Spanish entities	1,189	1,643	1,664
Of which: pre-retirements	1,172	1,630	1,644
Provisions for post-employment plans - United Kingdom	130	323	306
Provisions for post-employment plans - Other subsidiaries	1,498	1,748	1,569
Provisions for other similar obligations - Other subsidiaries	50	43	48
Provision for pensions and other obligations post -employments and Other long term employee benefits	6,797	8,031	8,288
Of which: defined benefits	6,791	8,026	8,277

Other combined provisions
Disclosure of subsidiaries [line items]
Schedule of other provisions by type of provision

	Million of euros
	2018	2017	2016

Recognised by Spanish companies	1,647	1,666	1,148
Recognised by other EU companies	1,044	1,127	1,300
Recognised by other companies	2,958	3,048	3,264
Of which:
Brazil	2,496	2,504	2,715
	5,649	5,841	5,712

Set forth below is the detail, by type of provision, of the balance at December 31, 2018, 2017 and 2016 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	Million of euros
	2018	2017	2016

Provisions for taxes	864	1,006	1,074
Provisions for employment-related proceedings (Brazil)	859	868	915
Provisions for other legal proceedings	1,451	1,307	1,005
Provision for customer remediation	652	885	685
Regulatory framework-related provisions	105	101	253
Provision for restructuring	492	360	472
Other	1,226	1,314	1,308
	5,649	5,841	5,712

SPAIN
Disclosure of subsidiaries [line items]
Schedule of actuarial assumptions used to calculate defined benefit obligations

	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Annual discount rate	1.55%	1.40% and 1.38% B. Popular	1.50%	1.55%	1.40%	1.50%
Mortality tables	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000	PERM/F-2000
Cumulative annual CPI growth	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Annual salary increase rate	2.0%(*)	B. Popular 1.75% in 2018 and Rest B. Santander 1,25%	2.00% (*)	N/A	N/A	N/A
Annual social security pension increase rate	1.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	From 0% to 1.50%	From 0% to 1.50%	From 0% to 1.50%

(*)    Corresponds to the Group’s defined-benefit obligations.

Disclosure of expected rate of return assumptions

	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Expected rate of return on plan assets	1.55%	1.40%	1.50%	1.55%	1.40%	N/A
Expected rate of return on reimbursement rights	1.55%	1.40%	1.50%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations

	Million of euros
	Post-employment plans					Other similar obligations
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

Present value of the obligations:
To current employees	60	138	50	48	62	—	—	—	—	—
Vested obligations to retired employees	5,332	5,662	4,423	4,551	4,708	—	—	—	—	—
To pre-retirees employees	—	—	—	—	—	1,187	1,647	1,644	1,801	2,220
Long-service bonuses and other benefits	—	—	—	—	—	17	13	13	12	13
Other	35	112	383	380	307	—	—	—	—	4
	5,427	5,912	4,856	4,979	5,077	1,204	1,660	1,657	1,813	2,237
Less - Fair value of plan assets	1,500	1,640	157	157	167	15	17	—	—	—
Provisions - Provisions for pensions	3,927	4,272	4,699	4,822	4,910	1,189	1,643	1,657	1,813	2,237

Of which:
Internal provisions for pensions	3,720	4,036	4,432	4,524	4,565	1,189	1,642	1,657	1,813	2,237
Insurance contracts linked to pensions (Note 14)	210	238	269	299	345	—	1	—	—	—
Unrecognised net assets for pensions	(3)	(2)	(2)	(1)	—	—	—	—	—	—

Schedule of defined benefit obligation expenses recognized in the consolidated income statements

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Current service cost	18	16	11	1	1	1
Interest cost (net)	73	79	91	18	21	27
Expected return on insurance contracts
linked to pensions	(4)	(4)	(5)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	7	13	6
Past service cost	3	—	6	5	—	—
Pre-retirement cost	1	—	6	208	248	355
Other	(4)	(2)	(21)	—	—	(1)
	87	89	88	239	283	388

Schedule of status and changes of the defined benefit obligations

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Present value of the obligations at beginning of year	5,912	4,856	4,979	1,660	1,657	1,813
Incorporation of Group companies, net	(36)	1,563	—	—	202	—
Current service cost	18	16	11	1	1	1
Interest cost	99	94	95	18	21	27
Pre-retirement cost	1	—	6	208	248	355
Effect of curtailment/settlement	(4)	(2)	(21)	—	—	—
Benefits paid	(423)	(388)	(353)	(617)	(490)	(570)
Benefits paid due to settlements	—	(260)	—	—	—	—
Past service cost	3	—	6	5	—	—
Actuarial (gains)/losses	(145)	57	136	6	13	6
Demographic actuarial (gains)/losses	(21)	(7)	15	(3)	10	(1)
Financial actuarial (gains)/losses	(124)	64	121	9	3	7
Exchange differences and other items	2	(24)	(3)	(77)	8	25
Present value of the obligations at end of year	5,427	5,912	4,856	1,204	1,660	1,657

Schedule of changes in fair value of plan assets

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Fair value of plan assets at beginning of year	1,640	157	157	17	—	—
Incorporation of Group companies, net	—	1,507	—	—	18	—
Expected return on plan assets	26	15	4	—	—	—
Benefits paid	(115)	(58)	(8)	(2)	(1)	—
Contributions/(surrenders)	21	3	9	—	—	—
Actuarial gains/(losses)	(73)	24	(2)	(1)	—	—
Exchange differences and other items	1	(8)	(3)	1	—	—
Fair value of plan assets at end of year	1,500	1,640	157	15	17	—

Schedule of insurance contracts linked to pensions

	Million of euros
	Post-employment plans			Other similar obligations
	2018	2017	2016	2018	2017	2016

Fair value of insurance contracts linked to pensions at beginning of year	238	269	299	1	—	—
Incorporation of Group companies, net	—	—	—	—	2	—
Expected return on insurance contracts linked to pensions	4	4	5	—	—	—
Benefits paid	(27)	(29)	(32)	(1)	(1)	—
Paid premiums	2	1	—	—	—	—
Actuarial gains/(losses)	(7)	(7)	(3)	—	—	—
Fair value of insurance contracts linked to pensions at end of year	210	238	269	—	1	—

Schedule of maturity of estimated benefits payments

Million
of euros

2019	792
2020	662
2021	569
2022	486
2023	425
2024 to 2028	1,604

UK
Disclosure of subsidiaries [line items]
Schedule of actuarial assumptions used to calculate defined benefit obligations

	2018	2017	2016

Annual discount rate	2.90%	2.49%	2.79%
Mortality tables	108/86 S2 Light	108/86 S2 Light	116/98 S1 Light TMC
Cumulative annual CPI growth	3.22%	3.15%	3.12%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.94%	2.94%	2.92%

Schedule of funding status of the defined benefit obligations

	Million of euros
	2018	2017	2016	2015	2014

Present value of the obligations	12,079	13,056	12,955	12,271	11,959
Less-
Fair value of plan assets	12,887	13,239	13,118	12,880	12,108
Provisions - Provisions for pensions	(808)	(183)	(163)	(609)	(149)

Of which:
Internal provisions for pensions	130	323	306	150	256
Net assets for pensions	(938)	(506)	(469)	(759)	(405)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements

	Million of euros
	2018	2017	2016

Current service cost	31	36	31
Interest cost (net)	(6)	(6)	(22)
	25	30	9

Schedule of status and changes of the defined benefit obligations

	Million of euros
	2018	2017	2016

Present value of the obligations at beginning of year	13,056	12,955	12,271
Current service cost	31	36	31
Interest cost	320	347	407
Benefits paid	(489)	(445)	(332)
Contributions made by employees	24	20	20
Past service cost	—	—	—
Actuarial (gains)/losses	(766)	602	2,315
Demographic actuarial (gains)/losses	(21)	(184)	(59)
Financial actuarial (gains)/losses	(745)	786	2,374
Exchange differences and other items	(97)	(459)	(1,757)
Present value of the obligations at end of year	12,079	13,056	12,955

Schedule of changes in fair value of plan assets

	Million of euros
	2018	2017	2016

Fair value of plan assets at beginning of year	13,239	13,118	12,880
Expected return on plan assets	326	353	429
Benefits paid	(489)	(445)	(332)
Contributions	209	208	304
Actuarial gains/(losses)	(285)	481	1,694
Exchange differences and other items	(113)	(476)	(1,857)
Fair value of plan assets at end of year	12,887	13,239	13,118

Schedule of main categories of plan assets

	2018	2017	2016

Equity instruments	17%	20%	25%
Debt instruments	50%	46%	49%
Properties	10%	13%	12%
Other	23%	21%	14%

UK | Provisions For Pensions And Similar Obligations Member
Disclosure of subsidiaries [line items]
Schedule of other provisions by type of provision

Million
of euros

2019	297
2020	301
2021	321
2022	345
2023	363
2024 to 2028	2,127

Other Foreign Countries
Disclosure of subsidiaries [line items]
Schedule of provision for pensions and similar obligations

	Million of euros
		Of which:
		business in
	2018	Brazil	2017	2016	2015	2014

Present value of the obligations	9,116	6,649	9,534	9,876	8,337	10,324
Less-
Of which: with a charge to the participants	167	167	193	153	133	151
Fair value of plan assets	7,743	6,046	7,927	8,445	7,008	8,458
Provisions - Provisions for pensions	1,206	436	1,414	1,278	1,196	1,715

Of which:
Internal provisions for pensions	1,541	756	1,787	1,613	1,478	1,999
Net assets for pensions	(77)	(62)	(98)	(52)	(28)	(8)
Unrecognised net assets for pensions	(258)	(258)	(275)	(283)	(254)	(276)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements

	Million of euros
	2018	2017	2016

Current service cost	34	35	38
Interest cost (net)	101	104	105
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	5	1	(9)
Past service cost	3	3	18
Pre-retirement cost	(6)	—	(9)
Other	(203)	(19)	(37)
	(66)	124	106

Schedule of status and changes of the defined benefit obligations

	Million of euros
	2018	2017	2016

Present value of the obligations at beginning of year	9,534	9,876	8,337
Incorporation of Group companies, net	36	165	171
Current service cost	34	35	38
Interest cost	646	807	802
Pre-retirement cost	(6)	—	(9)
Effect of curtailment/settlement	(199)	(19)	(37)
Benefits paid	(634)	(716)	(690)
Benefits paid due to settlements	—	(24)	(1,352)
Contributions made by employees	5	6	8
Past service cost	3	3	18
Actuarial (gains)/losses	390	404	1,269
Demographic actuarial (gains)/losses	(59)	(140)	439
Financial actuarial (gains)/losses	449	544	830
Exchange differences and other items	(693)	(1,003)	1,321
Present value of the obligations at end of year	9,116	9,534	9,876

Schedule of changes in fair value of plan assets

	Million of euros
	2018	2017	2016

Fair value of plan assets at beginning of year	7,927	8,445	7,008
Incorporation of Group companies, net	—	166	154
Expected return on plan assets	573	732	732
Benefits paid	(602)	(683)	(637)
Benefits paid due to settlements	—	(24)	(1,328)
Contributions	199	94	559
Liquidation gains/(losses)	—	—	—
Actuarial gains/(losses)	308	203	687
Exchange differences and other items	(662)	(1,006)	1,270
Fair value of plan assets at end of year	7,743	7,927	8,445

Schedule of maturity of estimated benefits payments

Million
of euros

2019	593
2020	603
2021	612
2022	629
2023	644
2024 to 2028	3,429

Schedule of main categories of plan assets

	2018	2017	2016

Equity instruments	7%	6%	7%
Debt instruments	83%	84%	88%
Properties	1%	3%	1%
Other	9%	7%	4%